JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 28, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Effective immediately, the expense cap for the Select Class Shares and investment process of the JPMorgan Mid Cap Core Fund (the “Fund”) are changed as described below.

Expense Cap Change. The table of the “Annual Fund Operating Expenses” for the Class A, Class C and Select Class Shares is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.41	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.16	0.16
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.32	1.82	1.07
Fee Waivers and Expense Reimbursements[1]	(0.06)	(0.06)	(0.16)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26	1.76	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) exceeds 1.25%, 1.75%, and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/14 at which the Service Providers will determine whether to renew or revise it.

The example for Class A, Class C and Select Class Shares is replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	916	1,205	2,027
CLASS C SHARES ($)	279	567	980	2,132
SELECT CLASS SHARES ($)	93	324	575	1,291

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	916	1,205	2,027
CLASS C SHARES ($)	179	567	980	2,132
SELECT CLASS SHARES ($)	93	324	575	1,291

Investment Strategy Change. The following replaces the third paragraph in the “What are the Fund’s main investment strategies?” section of the prospectuses:

Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE